Loans and Allowance for Credit Losses - Commercial Real Estate Loans by Property Type and Geography Excluding Covered Loans (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 40,463	$ 43,098
Commercial real estate, percentage	100.00%	100.00%
California [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 9,558	$ 10,734
Commercial real estate, percentage	23.60%	24.90%
Colorado [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 1,764	$ 1,819
Commercial real estate, percentage	4.40%	4.20%
Illinois [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 1,605	$ 1,678
Commercial real estate, percentage	4.00%	3.90%
Minnesota [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 2,031	$ 2,177
Commercial real estate, percentage	5.00%	5.00%
Missouri [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 1,359	$ 1,372
Commercial real estate, percentage	3.30%	3.20%
Ohio [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 1,445	$ 1,462
Commercial real estate, percentage	3.60%	3.40%
Oregon [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 1,847	$ 2,094
Commercial real estate, percentage	4.60%	4.90%
Washington [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 3,499	$ 3,435
Commercial real estate, percentage	8.60%	8.00%
Wisconsin [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 2,036	$ 2,161
Commercial real estate, percentage	5.00%	5.00%
Iowa, Kansas, Nebraska, North Dakota, South Dakota [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 2,210	$ 2,312
Commercial real estate, percentage	5.50%	5.40%
Arkansas, Indiana, Kentucky, Tennessee [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 1,889	$ 1,810
Commercial real estate, percentage	4.70%	4.20%
Idaho, Montana, Wyoming [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 1,163	$ 1,271
Commercial real estate, percentage	2.90%	2.90%
Arizona, Nevada, New Mexico, Utah [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 3,134	$ 3,257
Commercial real estate, percentage	7.70%	7.60%
Total Banking Region [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 33,540	$ 35,582
Commercial real estate, percentage	82.90%	82.60%
Florida, Michigan, New York, Pennsylvania, Texas [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 3,688	$ 3,829
Commercial real estate, percentage	9.10%	8.90%
All Other States [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 3,235	$ 3,687
Commercial real estate, percentage	8.00%	8.50%
Total Outside Company's Banking Region [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 6,923	$ 7,516
Commercial real estate, percentage	17.10%	17.40%
Business Owner Occupied [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 10,205	$ 10,899
Commercial real estate, percentage	25.20%	25.30%
Industrial Commercial Property [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 1,580	$ 1,631
Commercial real estate, percentage	3.90%	3.80%
Office Commercial Property [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 5,023	$ 5,536
Commercial real estate, percentage	12.40%	12.80%
Retail Commercial Property [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 4,502	$ 4,997
Commercial real estate, percentage	11.10%	11.60%
Other Commercial Property [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 3,757	$ 4,064
Commercial real estate, percentage	9.30%	9.40%
Multi-Family [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 8,922	$ 9,607
Commercial real estate, percentage	22.00%	22.30%
Hotel/Motel [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 3,719	$ 3,791
Commercial real estate, percentage	9.20%	8.80%
Residential Homebuilders [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 2,489	$ 2,311
Commercial real estate, percentage	6.20%	5.40%
Healthcare Facilities [Member]
Loans by Property Type and Geography [Line Items]
Commercial real estate	$ 266	$ 262
Commercial real estate, percentage	0.70%	0.60%